Property and Equipment - Schedule of Property and Equipment (Parenthetical) (Details) - USD ($) $ in Millions	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Land improvements	$ 0.1	$ 0.1
Land Improvements
Property, Plant and Equipment [Line Items]
Useful lives	7 years 4 months 24 days	7 years 1 month 6 days